Acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Acquisitions	Purchase consideration - cash outflow
Cash flows include post-transaction payments for the settlement of contingent consideration for the Fortenova Acquisition which completed in 2021.

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Outflow of cash for business combinations, net of cash acquired	€m	€m	€m
Net cash consideration (received)/paid	—	(0.4)	640.9
Less cash acquired	—	—	(43.6)
Net (inflow)/outflow of cash - investing activities	—	(0.4)	597.3